Note 20 - Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value, by Balance Sheet Grouping [Table Text Block]
	December 31
	2012		2011
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
Assets
Cash and cash equivalents	$27,898	$27,898	$32,562	$32,562
Restricted cash	177	177	169	169
Short-term investments	69,427	69,427	93,016	93,016
Long-term investments in available-for-sale securities	943	943	791	791
Restricted assets	10,000	10,000	-	-